ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
ADMINISTRATIVE EXPENSES [Abstract]
ADMINISTRATIVE EXPENSES
24	ADMINISTRATIVE EXPENSES

This item consists of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Systems expenses	1,251,424	1,080,001	908,339
Publicity	770,965	720,718	652,587
Consulting and professional fees	407,508	336,715	333,325
Taxes and contributions	382,711	264,326	280,171
Transport and communications	244,255	226,860	225,491
Repair and maintenance	154,533	157,127	136,105
Lease	124,781	108,357	91,680
Comissions by agents	118,156	115,120	106,356
Outsourcing	107,274	144,534	113,211
Sundry supplies	91,769	118,510	87,844
Subscriptions and quotes	74,002	61,945	55,914
Security and protection	65,970	64,432	64,480
Insurance	55,150	56,324	62,994
Electricity and water	52,260	56,359	50,566
Electronic processing	29,466	39,764	35,896
Cleaning	25,549	22,677	20,435
Others	228,002	229,434	188,671
Total	4,183,775	3,803,203	3,414,065